Income Taxes - Reconciliation of Unrecognized Tax Position (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning balance	$ 4,119	$ 234	$ 234
Additions based on tax positions related to current year	7,187	3,885	0
Reductions for tax positions of prior years	(54)	0	0
Ending balance	11,252	4,119	$ 234
Unrecognized tax benefits, income tax penalties and interest expense	$ 320	$ 10